Stockholders' equity (Tables)	12 Months Ended
Dec. 31, 2011
Stockholders' equity
Accumulated other comprehensive loss attributable to Alexandria Real Estate Equities, Inc.

	December 31,
	2011	2010
Unrealized gain on marketable securities	$3,834	$6,157
Unrealized loss on interest rate hedge agreements	(32,980)	(44,807)
Unrealized (loss) gain on foreign currency translation	(5,365)	20,315
Total	$(34,511)	$(18,335)